Fair Value Measurements (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 149,981,174	$ 128,204,684
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	148,087,714	125,872,264
Peoples Bancorp Inc. Common Stock Fund Units
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,893,460	2,332,420
(Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	149,981,174	128,204,684
(Level 1) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	148,087,714	125,872,264
(Level 1) | Peoples Bancorp Inc. Common Stock Fund Units
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,893,460	2,332,420
(Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
(Level 2) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
(Level 2) | Peoples Bancorp Inc. Common Stock Fund Units
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
(Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
(Level 3) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
(Level 3) | Peoples Bancorp Inc. Common Stock Fund Units
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 0	$ 0